Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Parentheticals) (Details)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Marketing and advertising expense percentage	15.00%	15.00%